NUM
Nuveen Michigan Quality Municipal Income Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.2% (100.0% of Total Investments)
	MUNICIPAL BONDS – 156.2% (100.0% of Total Investments)
	Consumer Staples – 4.6% (3.0% of Total Investments)
$6,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34	12/19 at 100.00	B-	$6,032,700
8,650	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	12/19 at 100.00	B2	8,743,334
14,650	Total Consumer Staples			14,776,034
	Education and Civic Organizations – 38.2% (24.5% of Total Investments)
1,220	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Aa3	1,407,282
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	12/19 at 100.00	B	919,940
1,255	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005, 5.750%, 11/01/30	12/19 at 100.00	B-	995,868
	Eastern Michigan University, General Revenue Bonds, Refunding Series 2017A:
1,100	5.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	1,320,077
2,270	5.000%, 3/01/36 – BAM Insured	3/27 at 100.00	AA	2,707,270
7,665	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	AA	8,467,909
	Ferris State University, Michigan, General Revenue Bonds, Series 2019A:
1,000	4.000%, 10/01/39, (WI/DD, Settling 12/04/19)	10/29 at 100.00	A+	1,111,860
350	4.000%, 10/01/40, (WI/DD, Settling 12/04/19)	10/29 at 100.00	A+	388,122
500	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	582,080
	Lake Superior State University Board of Trustees, Michigan, General Revenue Bonds, Series 2018:
2,395	5.000%, 1/15/38 – AGM Insured	1/28 at 100.00	AA	2,835,991
4,000	5.000%, 1/15/43 – AGM Insured	1/28 at 100.00	AA	4,696,960
3,500	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Kalamazoo College Project, Refunding Series 2018, 5.000%, 12/01/43	12/28 at 100.00	A1	4,211,375
990	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	B	959,003
1,170	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Kettering University, Series 2001, 5.000%, 9/01/26 – AMBAC Insured	12/19 at 100.00	N/R	1,171,112
225	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/19 at 100.00	N/R	225,146
5,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA	5,033,550

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$7,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	AA	$8,608,340
3,665	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	4,456,383
3,445	Michigan Technological University, General Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/34	10/21 at 100.00	A1	3,659,279
	Northern Michigan University, General Revenue Bonds, Series 2018A:
400	5.000%, 12/01/33	6/28 at 100.00	A1	491,980
650	5.000%, 12/01/35	6/28 at 100.00	A1	793,208
5,400	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	6,278,742
810	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	948,032
1,380	University of Kentucky, General Receipts Bonds, University of Kentucky Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44	5/29 at 100.00	AA-	1,528,943
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
2,000	5.000%, 4/01/34	4/27 at 100.00	AAA	2,462,340
2,000	5.000%, 4/01/35	4/27 at 100.00	AAA	2,457,020
1,065	5.000%, 4/01/36	4/27 at 100.00	AAA	1,305,317
2,000	5.000%, 4/01/42	4/27 at 100.00	AAA	2,418,420
5,000	5.000%, 4/01/47	4/27 at 100.00	AAA	6,007,450
7,200	5.000%, 4/01/47 (UB) (4)	4/27 at 100.00	AAA	8,650,728
4,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	4,553,400
	University of Michigan, General Revenue Bonds, Series 2015:
5,735	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	6,808,076
2,400	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	2,825,808
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	Aa3	4,156,136
2,810	Wayne State University, Michigan, General Revenue Bonds, Series 2019A, 5.000%, 11/15/35	11/29 at 100.00	Aa3	3,513,371
525	Western Michigan University, General Revenue Bonds, Refunding Series 2011, 5.000%, 11/15/31	11/21 at 100.00	Aa3	561,251
	Western Michigan University, General Revenue Bonds, Refunding Series 2013:
750	5.250%, 11/15/33 – AGM Insured	11/23 at 100.00	AA	857,250
4,250	5.000%, 11/15/39 – AGM Insured	11/23 at 100.00	AA	4,807,898
	Western Michigan University, General Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 11/15/40	5/25 at 100.00	Aa3	1,735,245
850	5.000%, 11/15/45	5/25 at 100.00	Aa3	979,506
3,335	Western Michigan University, General Revenue Bonds, Refunding Series 2019A, 5.000%, 11/15/49	11/29 at 100.00	Aa3	4,059,195
106,300	Total Education and Civic Organizations			121,956,863

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 23.5% (15.1% of Total Investments)
$2,945	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	$3,294,660
1,660	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	1,788,451
2,000	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%, 2/15/47	2/27 at 100.00	BBB	2,185,900
4,000	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA-	4,230,040
	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Series 2019A:
1,720	5.000%, 7/01/36	7/28 at 100.00	AA-	2,042,930
1,995	5.000%, 7/01/39	7/28 at 100.00	AA-	2,341,192
1,780	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	2,031,300
4,850	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39	6/24 at 100.00	A+	5,420,311
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding Series 2013, 5.000%, 8/15/31	8/23 at 100.00	A+	4,381,518
6,060	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A+	6,833,195
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A+	3,233,910
5,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	5,786,200
1,900	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30	6/27 at 100.00	AA-	2,319,957
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A+	1,102,570
1,000	5.000%, 11/01/26	11/22 at 100.00	A+	1,101,660
3,750	5.000%, 11/01/42	11/22 at 100.00	A+	4,058,550
9,615	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI, 5.000%, 12/01/39	12/21 at 100.00	AA-	10,248,724
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA-	1,072,750
4,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49	11/29 at 100.00	AA-	4,993,965
5,380	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	6,018,714
555	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	597,946
67,640	Total Health Care			75,084,443

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 1.5% (0.9% of Total Investments)
$1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	$1,870,716
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2, 4.625%, 10/01/41	4/22 at 100.00	AA	1,791,792
1,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D, 4.000%, 10/01/42	4/22 at 100.00	AA	1,025,760
4,550	Total Housing/Multifamily			4,688,268
	Tax Obligation/General – 30.6% (19.6% of Total Investments)
2,310	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa1	2,507,343
840	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/24	No Opt. Call	Aa2	977,659
895	Bloomfield Township, Michigan, General Obligation Bonds, Refunding Series 2016, 5.000%, 5/01/28	5/26 at 100.00	AAA	1,083,389
4,445	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47	5/27 at 100.00	AA	5,226,209
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012:
1,000	4.000%, 5/01/32	5/21 at 100.00	AA	1,021,140
500	4.000%, 5/01/33	5/21 at 100.00	AA	509,755
1,135	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA	1,274,855
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	8,113,774
3,000	0.000%, 12/01/26	No Opt. Call	AAA	2,674,890
100	0.000%, 12/01/27	No Opt. Call	AAA	87,059
4,305	0.000%, 12/01/29	No Opt. Call	AAA	3,549,989
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding Series 2011:
560	5.000%, 10/01/28	10/21 at 100.00	AA	596,282
500	5.000%, 10/01/30	10/21 at 100.00	AA	532,300
500	5.000%, 10/01/31	10/21 at 100.00	AA	532,020
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,205	5.000%, 5/01/28 – AGM Insured	5/26 at 100.00	AA	5,070,137
1,000	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	1,175,020
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	AA	1,248,320
1,850	5.000%, 11/01/43 – AGM Insured	5/29 at 100.00	AA	2,259,201
1,265	Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds, Series 2017, 5.000%, 5/01/30	5/27 at 100.00	Aa3	1,542,832

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,675	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017, 5.000%, 4/01/30	4/27 at 100.00	AA+	$2,051,356
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2016:
1,000	5.000%, 6/01/31	6/26 at 100.00	AAA	1,204,920
1,445	5.000%, 6/01/34	6/26 at 100.00	AAA	1,729,737
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2017A:
1,570	5.000%, 6/01/36	6/27 at 100.00	AAA	1,916,311
1,650	5.000%, 6/01/37	6/27 at 100.00	AAA	2,006,961
1,025	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/34	1/25 at 100.00	AAA	1,190,455
3,440	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AAA	4,014,893
	Lake Saint Claire Clean Water Drain Drainage District, Macomb County, Michigan, General Obligation Bonds, Series 2013:
1,000	5.000%, 10/01/25	10/23 at 100.00	AA+	1,132,440
1,020	5.000%, 10/01/26	10/23 at 100.00	AA+	1,153,865
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2016I:
2,085	5.000%, 5/01/38	5/26 at 100.00	AA	2,443,078
2,200	5.000%, 5/01/41	5/26 at 100.00	AA	2,561,042
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Unlimited Tax, Series 2019:
1,325	5.000%, 5/01/40	5/29 at 100.00	AA	1,630,585
1,000	5.000%, 5/01/41	5/29 at 100.00	AA	1,226,580
1,500	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,809,255
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	4,310,360
1,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%, 5/01/22 – NPFG Insured	No Opt. Call	Aa2	1,597,485
2,945	Muskegon Community College District, Michigan, General Obligation Bonds, Community Facility Series 2013I, 5.000%, 5/01/38	5/24 at 100.00	AA	3,340,661
	Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1, Refunding Series 2015:
1,350	5.000%, 11/01/33	11/25 at 100.00	AA	1,588,234
1,730	5.000%, 11/01/36	11/25 at 100.00	AA	2,030,518
	Port Huron, Michigan, General Obligation Bonds, Limited Tax Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	1,684,586
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA	683,840

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
$530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	$563,300
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA	854,496
1,510	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA+	1,821,211
1,435	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	1,632,944
550	Troy School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2015, 5.000%, 5/01/26	5/25 at 100.00	AA	653,906
675	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2019A, 4.000%, 10/01/38	10/29 at 100.00	Aa2	764,991
1,600	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/40	11/23 at 100.00	Aa1	1,794,112
2,000	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/49	5/29 at 100.00	Aa1	2,441,100
2,590	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/36 – AGM Insured	5/27 at 100.00	AA	3,100,385
1,050	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	1,173,890
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2011, 4.500%, 5/01/31 – AGM Insured	5/21 at 100.00	AA	1,534,103
88,210	Total Tax Obligation/General			97,623,774
	Tax Obligation/Limited – 17.4% (11.1% of Total Investments)
4,400	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	4,875,156
2,200	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	2,436,764
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
2,000	5.000%, 10/01/24	10/23 at 100.00	AA-	2,252,940
2,000	5.000%, 10/01/25	10/24 at 100.00	AA-	2,311,060
11,025	5.000%, 10/01/39	10/24 at 100.00	AA-	12,569,051
1,845	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2013-I-A, 5.000%, 10/15/29	10/23 at 100.00	Aa2	2,083,725
4,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	4,673,320
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 10/15/46	10/26 at 100.00	Aa2	2,912,175

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Michigan State Trunk Line Fund Bonds, Series 2011:
$1,100	5.000%, 11/15/24	11/21 at 100.00	AA+	$1,180,366
1,750	5.000%, 11/15/29	11/21 at 100.00	AA+	1,872,588
1,605	5.000%, 11/15/31	11/21 at 100.00	AA+	1,716,146
1,160	4.000%, 11/15/32	11/21 at 100.00	AA+	1,202,595
1,970	5.000%, 11/15/36	11/21 at 100.00	AA+	2,099,350
1,950	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	2,282,962
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,500	4.500%, 7/01/34	7/25 at 100.00	N/R	5,879,005
4,900	4.550%, 7/01/40	7/28 at 100.00	N/R	5,072,627
49,905	Total Tax Obligation/Limited			55,419,830
	Transportation – 5.0% (3.2% of Total Investments)
5,110	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	5,694,737
4,500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (AMT)	No Opt. Call	A	4,818,465
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A	1,188,030
4,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	4,373,560
14,610	Total Transportation			16,074,792
	U.S. Guaranteed – 9.9% (6.3% of Total Investments) (5)
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site, Series 2011B:
1,200	5.500%, 5/01/36 (Pre-refunded 5/01/21)	5/21 at 100.00	AA	1,273,368
2,190	5.500%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	AA	2,323,897
1,800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance Health, Refunding Series 2010A, 5.000%, 6/01/37 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA	1,835,064
	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Refunding Series 2011C:
5,500	5.000%, 1/15/31 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	5,937,855
2,000	5.000%, 1/15/42 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	2,159,220
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF0394:
1,110	15.085%, 7/01/37 (Pre-refunded 7/01/21), 144A (IF) (4)	7/21 at 100.00	AA-	1,353,867
1,700	15.085%, 7/01/37 (Pre-refunded 7/01/21), 144A (IF) (4)	7/21 at 100.00	AA-	2,073,490
5,505	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	6,020,433

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$35	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	$37,635
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012:
2,000	5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	2,214,780
1,135	5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	1,256,888
2,500	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Pre-refunded 12/01/20) (AMT)	12/20 at 101.00	AA	2,596,300
390	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/26 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	402,624
1,995	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St John's Health System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)	2/20 at 100.00	Aaa	2,143,787
29,060	Total U.S. Guaranteed			31,629,208
	Utilities – 12.2% (7.8% of Total Investments)
	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A:
2,750	5.000%, 7/01/33	7/21 at 100.00	AA	2,898,830
6,020	5.000%, 7/01/39	7/21 at 100.00	AA	6,355,194
6,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/48	7/29 at 100.00	AA-	8,140,498
	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
75	5.000%, 7/01/32	7/26 at 100.00	AA-	88,638
500	5.000%, 7/01/33	7/26 at 100.00	AA-	589,095
	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A:
1,900	5.000%, 1/01/27	1/22 at 100.00	A2	2,011,340
4,530	5.000%, 1/01/43	1/22 at 100.00	A2	4,755,639
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	1,823,501
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	2,062,356
2,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	2,259,461
290	5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	300,579
3,640	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured	No Opt. Call	Aa3	3,919,516
500	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/36, 144A	5/29 at 100.00	A3	587,695
2,700	Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/44 – BAM Insured	10/25 at 100.00	AA	3,055,887
35,500	Total Utilities			38,848,229

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 13.3% (8.5% of Total Investments)
$15	Detroit, Michigan, Water Supply System Revenue Bonds, Refunding Second Lien Series 2004A, 5.000%, 7/01/34 – AGM Insured	12/19 at 100.00	AA	$15,045
1,700	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018, 5.000%, 4/01/43 – AGM Insured	4/28 at 100.00	AA	2,000,968
1,690	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	Aa3	1,892,360
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,000	5.000%, 1/01/32	1/24 at 100.00	Aa1	1,136,210
1,000	5.000%, 1/01/33	1/24 at 100.00	Aa1	1,134,850
1,000	5.000%, 1/01/34	1/24 at 100.00	Aa1	1,133,650
1,855	5.000%, 1/01/44	1/24 at 100.00	Aa1	2,110,229
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018:
2,500	5.000%, 1/01/43	1/28 at 100.00	Aa1	3,006,575
1,055	5.000%, 1/01/48	1/28 at 100.00	Aa1	1,260,335
1,005	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32	7/26 at 100.00	A	1,187,076
6,245	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C, 5.000%, 7/01/32	7/26 at 100.00	AA-	7,410,192
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C:
4,665	5.000%, 7/01/34	7/25 at 100.00	A	5,400,904
1,070	5.000%, 7/01/35	7/25 at 100.00	A	1,236,610
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,706,265
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,380,186
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013:
1,955	5.000%, 10/01/22	No Opt. Call	AAA	2,166,629
3,200	5.000%, 10/01/25	10/22 at 100.00	AAA	3,541,696
90	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/23	12/19 at 100.00	AAA	90,261
	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011:
500	5.250%, 10/01/31	10/21 at 100.00	A-	533,005
1,500	5.625%, 10/01/40	10/21 at 100.00	A-	1,611,765

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,415	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019, 4.000%, 12/01/41	12/25 at 100.00	AA+	$2,611,750
37,180	Total Water and Sewer			42,566,561
$447,605	Total Long-Term Investments (cost $465,791,953)			498,668,002
	Floating Rate Obligations – (3.8)%			(12,265,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (54.1)% (6)			(172,819,342)
	Other Assets Less Liabilities – 1.7%			5,603,804
	Net Asset Applicable to Common Shares – 100%			$319,187,464
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$498,668,002	$ —	$498,668,002

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 34.7%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.